Income Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
Schedule of Effective Tax Rate

The Company’s tax expense differs from the “expected” tax expense for the period (computed by applying the blended corporate and state tax rates of 25.35% to loss before taxes), are approximately as follows:

	December 31,	December 31,
	2025	2024
Federal income tax benefit–-21%	$(418,000)	$(232,000)
State income tax–-4.35%	(85,600)	(48,000)
Non-deductible items	336,400	-
Subtotal	(167,200)	(280,000)
Change in valuation allowance	167,200	280,000
Income tax benefit	$-	$-

Schedule of Deferred Tax Assets and Liabilities

Schedule of Deferred Tax Assets and Liabilities

	December 31,	December 31,
	2025	2024
Amortization of debt discount	$-	$(3,800)
Unpaid Liabilities	(244,800)
Share based payments		(532,300)
Net operating lass carryforwards	(1,576,900)	(973,000)
Total deferred Tax assets	(1,821,700)	(1,509,100)
Less valuation allowance	1,821,700	1,509,100
Net deferred tax asset recorded	$-	$-